AmericaFirst Quantitative Funds

AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

AmericaFirst Tactical Alpha Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX Class C: AFISX Class I: AFIIX

AmericaFirst Seasonal Rotation Fund

Class A: STQAX Class U: STQUX Class I: STQIX

Supplement dated May 30, 2017
to the Prospectus dated October 31, 2016

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Please be advised that certain service providers for the AmericaFirst Defensive Growth Fund, AmericaFirst Income Fund, AmericaFirst Tactical Alpha Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Rotation Fund are changing effective May 30, 2017. All references in the prospectus to Gemini Fund Services, LLC at PO Box 541150, Omaha, NE 68154 are replaced by Mutual Shareholder Services, LLC at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003.

The section “Management - Distributor” in the prospectus is replaced in its entirety with the following:

Distributor

Foreside Fund Services, LLC, (the “Distributor’) located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Funds are offered on a continuous basis.

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The Prospectus and Statement of Additional Information each dated October 31, 2016, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-888-643-3431.

Please retain this Supplement for future reference.